New IFRS Standards	12 Months Ended
Dec. 31, 2025
New IFRS Standards
New IFRS Standards

5. New IFRS Standards

Recently Announced Accounting Pronouncements

The standards, amendments and interpretations that are issued, but not yet effective up to the date of authorization of the company’s consolidated financial statements, and that may have an impact on the disclosures and financial position of the company, are disclosed below. The company intends to adopt these standards, amendments and interpretations when they become effective.

In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements which will replace IAS 1 Presentation of Financial Statements. The new standard introduces two new mandatory subtotals and defined categories of income and expenses in the consolidated statements of comprehensive income, along with enhanced requirements for the grouping of information in the consolidated financial statements. Management-defined performance measures will also be required to be disclosed within the notes to the consolidated financial statements.

As a result of the new standards and other amendments, a new operating profit subtotal is required under IFRS 18, to be used as the starting point for determining cash flows provided by operating activities under the indirect method. The new standard and amendments are effective for annual periods beginning on or after January 1, 2027, and will be applied retrospectively, with certain transition provisions. The company is currently evaluating the impact of adopting IFRS 18 and other amendments on the consolidated financial statements.

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures to clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled using an electronic payment system. The amendments are effective January 1, 2026, with early adoption permitted. The company does not anticipate any significant impact from these amendments on the consolidated financial statements as a result of the initial application.